FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2019 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB	US$
Assets
Financial products	—	25,679	—	25,679	3,689
Time deposits (with the maturity of more than three months)	—	12,319	—	12,319	1,769
Derivative:
Foreign currency forward contacts (with the maturity of less than one year)	—	116	—	116	17
Equity securities	10,037	—	—	10,037	1,442
Available-for-sale debt investments	—	—	2,548	2,548	366
Total Assets	10,037	38,114	2,548	50,699	7,283
Liabilities
Derivative:
Foreign currency forward contacts (with the maturity of more than one year)	—	9	—	9	1
Total Liabilities	—	9	—	9	1

	Fair Value Measurement at December 31, 2018 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Financial products	—	33,185	—	33,185	4,827
Time deposits (with the maturity of more than three months)	—	5,958	—	5,958	866
Equity securities	8,995	—	—	8,995	1,308
Available-for-sale debt investments	—	—	2,717	2,717	395

Total	8,995	39,143	2,717	50,855	7,396

Schedule of roll forward of major Level 3 investments

Total
RMB(in millions)
Fair value of Level 3 investments as at December 31, 2017	5,708
Transfer into Level 3	69
New addition	150
Disposal of investments	(2,655)
Effect of exchange rate change	121
The change in fair value of the investments	(676)

Fair value of Level 3 investments as at December 31, 2018	2,717
Transfer into Level 3	55
New addition	153
Disposal of investments	(93)
Effect of exchange rate change	25
Other than temporary impairment	(205)
The change in fair value of the investments	(104)

Fair value of Level 3 investments as at December 31, 2019	2,548

Schedule of significant unobservable inputs adopted in the valuation

Unobservable Input
Revenue growth rate	3%~85%
Weighted average cost of capital	15%~16%
Lack of marketability discount	10%~15%
Expected volatility	38%~46%
Probability	Liquidation scenario: 35%~70% Redemption scenario: 30% IPO scenario: 30%~35%